UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP[1]
Address: 222 Berkeley Street, 16th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin         Boston, MA            November 15, 2010
----------------------------- --------------------- -------------------------
   [Signature]                 [City, State]         [Date]

[1] Prior to February 1, 2010, Weiss Asset Management LP was structured as a limited liability company named Weiss Capital LLC, and reported holdings of one private investment company (the "Company"), for which it served as investment manager. On February 1, 2010, Weiss Capital LLC converted to limited partnership form, changed its name to Weiss Asset Management LP, and was also appointed as the investment manager to an additional entity, a private investment partnership (the "Partnership"). Since February 1, 2010, Weiss Asset Management LP has served as the investment manager to both the Company and the Partnership, and therefore, the holdings on this Schedule 13F include the securities beneficially owned by the Company and the Partnership. The holdings of the Partnership previously were reported by BIP GP LLC (f/k/a Weiss Asset Management LLC), which is the general partner of the Partnership.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total: $ 98,610
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279     Andrew Weiss
2   028-12910     BIP GP LLC

COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6       COLUMN 7 COLUMN 8
                                                    AMOUNT AND TYPE OF                                         VOTING AUTHORITY
                                                    SECURITY
                                                    VALUE    SHR OR                    INVESTMENT     OTHER
NAME OF ISSUER             TITLE OF CLASS CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE      SHARED NONE
AU OPTRONICS CORP          SPONSORED ADR  002255107 6,434    615,098   SH              SHARED-DEFINED 1,2      615,098          0
ABERDEEN LATIN AMER EQTY   COM            00306K106 1,186    32,723    SH              SHARED-DEFINED 1,2      32,723           0
FD
ADVANCED SEMICONDUCTOR     SPONSORED ADR  00756M404 2,900    705,652   SH              SHARED-DEFINED 1,2      705,652          0
ENGR
BARCLAYS BANK PLC          ETN            06739H255 936      23,900    SH              SHARED-DEFINED 1,2      23,900           0
                           DJUBSPLATM38
CHUNGHWA TELECOM CO LTD    SPON ADR NEW10 17133Q106 2,179    97,206    SH              SHARED-DEFINED 1,2      97,206           0
CLAYMORE ETF TRUST 2       CLAY/BNY ETF   18383Q838 2,088    91,760    SH              SHARED-DEFINED 1,2      91,760           0
DWS RREEF WRLD REAL ESTATE COM NEW        23339T209 1,655    96,473    SH              SHARED-DEFINED 1,2      96,473           0
F
GLOBAL X FDS               BOLSA FTSE ETF 37950E200 1,179    26,815    SH              SHARED-DEFINED 1,2      26,815           0
GLOBAL X FDS               CHINA CONS ETF 37950E408 631      30,963    SH              SHARED-DEFINED 1,2      30,963           0
INFOSYS TECHNOLOGIES LTD   SPONSORED ADR  456788108 9,787    145,400   SH              SHARED-DEFINED 1,2      145,400          0
ISHARES INC                MSCI TAIWAN    464286731 19,971   1,473,864 SH              SHARED-DEFINED 1,2      1,473,864        0
ISHARES INC                MSCI S KOREA   464286772 9,164    171,316   SH              SHARED-DEFINED 1,2      171,316          0
ISHARES INC                MSCI HONG KONG 464286871 1,213    66,868    SH              SHARED-DEFINED 1,2      66,868           0
ISHARES TR                 HIGH YLD CORP  464288513 8,983    100,152   SH              SHARED-DEFINED 1,2      100,152          0
MARKET VECTORS ETF TR      AGRIBUS ETF    57060U605 311      6,778     SH              SHARED-DEFINED 1,2      6,778            0
MONTGOMERY STR INCOME SECS COM            614115103 1,122    68,700    SH              SHARED-DEFINED 1,2      68,700           0
I
MYREXIS INC                COM            62856H107 60       15,499    SH              SHARED-DEFINED 1,2      15,499           0
NEUBERGER BERMAN RE ES SEC COM            64190A103 1,660    453,528   SH              SHARED-DEFINED 1,2      453,528          0
F
NFJ DIVID INT & PREM       COM SHS        65337H109 309      19,600    SH              SHARED-DEFINED 1,2      19,600           0
STRTGY
POWERSHARES INDIA ETF TR   INDIA PORT     73935L100 1,163    46,055    SH              SHARED-DEFINED 1,2      46,055           0
POWERSHARES ETF TRUST II   DWA EMRG MKTS  73936Q207 1,916    109,400   SH              SHARED-DEFINED 1,2      109,400          0
RIVERSOURCE LASALLE INTL   COM            76932W102 3,738    401,038   SH              SHARED-DEFINED 1,2      401,038          0
R/E
SPDR INDEX SHS FDS         S&P EMKTSC ETF 78463X756 4,511    82,381    SH              SHARED-DEFINED 1,2      82,381           0
SILICONWARE PRECISION INDS SPONSD ADR SPL 827084864 2,738    505,200   SH              SHARED-DEFINED 1,2      505,200          0
L
TAIWAN SEMICONDUCTOR MFG   SPONSORED ADR  874039100 5,936    585,400   SH              SHARED-DEFINED 1,2      585,400          0
LTD
QIAO XING MOBILE COMM CO   SHS            G73031109 6,841    2,030,011 SH              SHARED-DEFINED 1,2      2,030,011        0
LTD